Computation of Potential Dilutive Shares for Period (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for calculation of basic and diluted earnings per share:
Net income	$ 166,629	$ 155,466	$ 139,188
Denominator:
Weighted average number of ordinary shares for calculation of basic earnings per share	115,254,095	113,638,024	108,567,305
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,195,756	3,943,172	4,458,470
Weighted average number of ordinary shares for calculation of diluted earnings per share	118,449,851	117,581,196	113,025,775